Trade Accounts Receivable - Schedule of Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Trade accounts receivable		$ 52,547	$ 44,828
Less: Allowance for doubtful accounts		(32)	(110)	$ (403)
Accounts Receivable, Net, Current	$ 72,862	$ 52,515	$ 44,718